Condensed Financial Information (Parent Company) (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments:
Available-for-sale Securities, Debt Securities	$ 64,991,000	$ 61,388,000
Total investments	82,338,000	80,632,000
Cash and Cash Equivalents, at Carrying Value	1,857,000	5,228,000		$ 1,570,000	$ 1,603,000
Accrued Investment Income Receivable	601,000	693,000
Due from Related Parties	873,000
Current income tax recoverable	740,000	778,000
Other Assets	588,000	616,000
Total assets	224,192,000	221,930,000
Liabilities
Deferred income tax liability	927,000	2,056,000
Other Liabilities	5,263,000	5,929,000
Total liabilities	209,612,000	207,068,000
Stockholders’ Equity
Common stock, par value $0.01 per share; 1,000,000,000 and 100,000 shares authorized, respectively; 119,773,106 and 100,000 shares issued and outstanding, respectively	1,000	0
Additional paid-in capital	12,432,000	0
Retained earnings (deficit)	406,000	0
Accumulated other comprehensive income (loss)	1,676,000	1,265,000		$ 1,523,000	$ 2,715,000
Total stockholders’ equity	14,515,000	14,862,000
Total liabilities and stockholders’ equity	224,192,000	221,930,000
Parent Company
Investments:
Available-for-sale Securities, Debt Securities	236,946	0
Investment in subsidiaries	17,810,226	0
Total investments	18,047,172	0
Cash and Cash Equivalents, at Carrying Value	325,528	1	$ 0
Accrued Investment Income Receivable	945	0
Due from Related Parties	191,570	0
Current income tax recoverable	20,714	306
Other Assets	8,205	15,870
Total assets	18,594,134	16,177
Liabilities
Long-term and short-term debt	3,702,071	0
Payable to former affiliate	333,148	16,745
Deferred income tax liability	33,166	0
Other Liabilities	10,083	0
Total liabilities	4,078,468	16,745
Stockholders’ Equity
Common stock, par value $0.01 per share; 1,000,000,000 and 100,000 shares authorized, respectively; 119,773,106 and 100,000 shares issued and outstanding, respectively	1,198	1
Additional paid-in capital	12,432,449	0
Retained earnings (deficit)	405,853	(569)
Accumulated other comprehensive income (loss)	1,676,166	0
Total stockholders’ equity	14,515,666	(568)
Total liabilities and stockholders’ equity	$ 18,594,134	$ 16,177